Financial risk management and financial instruments (Details) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Disclosure of detailed information about financial instruments [line items]
Long-term debt subject to fixed interest rates	$ 138,762	$ 67,343
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Long-term debt subject to fixed interest rates	26,745
Fair value of the Company's long-term debt in repayment	$ 26,714